CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	USD ($) shares		Share Capital Common shares USD ($) shares	Contributed Surplus USD ($)	Deficit USD ($)	Non-Controlling Interest USD ($)
Balance at beginning of period (shares) at Dec. 31, 2018 | shares			108,819,009
Balance at beginning of period at Dec. 31, 2018	$ 41,975		$ 908,035	$ 37,258	$ (831,345)	$ (71,973)
Shares issued under options (shares) | shares	438,000		437,772
Shares issued under options	$ 1,270		$ 2,054	(784)
Shares issued under PRSUs (shares) | shares			128,282
Shares issued under PRSUs	(565)		$ 116	(681)
Options granted, net of forfeitures	1,890			1,890
Deferred share units granted	689			689
Performance and restricted share units granted	592			592
Net (loss)/income	(77,974)	[1],[2]			(67,434)	(10,540)
Balance at end of period (shares) at Dec. 31, 2019 | shares			109,385,063
Balance at end of period at Dec. 31, 2019	(32,123)	[3]	$ 910,205	38,964	(898,779)	(82,513)
Shares issued under DSUs (shares) | shares			135,557
Shares issued under DSUs	$ (105)		$ 176	(281)
Shares issued under options (shares) | shares	1,712,000		1,711,680
Shares issued under options	$ 4,653		$ 7,376	(2,723)
Shares issued under PRSUs (shares) | shares			81,295
Shares issued under PRSUs	(40)		$ 256	(296)
Options granted, net of forfeitures	438			438
Deferred share units granted	663			663
Performance and restricted share units granted	394			394
UK performance share units granted	1,610			1,610
Derecognition following the sale of Prestea (Note 5)	68,565					68,565
Net (loss)/income	(18,281)				(52,140)	33,859
Balance at end of period (shares) at Dec. 31, 2020 | shares			111,313,595
Balance at end of period at Dec. 31, 2020	$ 25,774		$ 918,013	$ 38,769	$ (950,919)	$ 19,911

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[3]	Please refer to Note 28 for information on revised prior period comparatives.